UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                --------------

Check here if Amendment [   ];                  Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkeye Capital Management, LLC
             -------------------------------
Address:     800 Third Avenue, 9th Floor
             ------------------------------
             New York, NY 10022
             ------------------------------

Form 13F File Number:     028-
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard Rubin
            ------------------
Title:      Managing Member
            ------------------
Phone:      (212) 265-0565
            ------------------

Signature, Place, and Date of Signing:

          /s/Richard Rubin     New York, NY     August 15, 2011
          ----------------     ------------     ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:         0
                                           ---

Form 13F Information Table Entry Total:    25
                                           --

Form 13F Information Table Value Total:    399,309
                                           -----------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                    INVEST-
                                                                                     MENT                    VOTING AUTHORITY
                         TITLE OF                  VALUE     SHARES /   SH /  PUT/  DISCRE-   OTHER   ------------------------------
NAME OF ISSUER            CLASS         CUSIP    (X$1,000)    PRN AMT   PRN   CALL   TION    MANAGER        SOLE        SHARED  NONE
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----

CIT GROUP INC         COM             125581801      36,609    827,140   SH          SOLE                      827,140
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
CLOUD PEAK ENERGY
INC                   COM             18911Q102       3,876    181,958   SH          SOLE                      181,958
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
COLLECTIVE BRANDS
INC                   COM             19421W100      29,380  2,000,000   SH          SOLE                    2,000,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
CVS CAREMARK
CORPORATION           COM             126650100      18,219    484,800   SH          SOLE                      484,800
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
DIRECTV               COM CL A        25490A101      14,414    283,633   SH          SOLE                      283,633
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
FINISH LINE INC       COM CL A        317923100       5,302    247,758   SH          SOLE                      247,758
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
FXCM INC              COM CL A        302693106       4,519    455,500   SH          SOLE                      455,500
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
GENERAL MTRS CO       COM             37045V100      15,180    500,000   SH          SOLE                      500,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
IMATION CORP          COM             45245A107       9,025    956,077   SH          SOLE                      956,077
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
INFOSPACE INC         COM PAR $.0001  45678T300      16,454  1,804,149   SH          SOLE                    1,804,149
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
JOURNAL
COMMUNICATIONS INC    COM CL A        481130102       3,923    758,815   SH          SOLE                      758,815
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
KAPSTONE PAPER &
PACKAGING             COM             48562P103      52,964  3,196,375   SH          SOLE                    3,196,375
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
MYERS INDS INC        COM             628464109       1,813    176,358   SH          SOLE                      176,358
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NAVIOS MARITIME
HOLDINGS INC          COM             Y62196103       7,990  1,551,417   SH          SOLE                    1,551,417
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NCR CORP NEW          COM             62886E108       7,006    370,910   SH          SOLE                      370,910
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NORTH AMERN ENERGY
PARTNERS              COM             656844107       7,264    948,242   SH          SOLE                      948,242
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
OIL STS INTL INC      COM             678026105       7,991    100,000   SH          SOLE                      100,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
PANTRY INC DEL        COM             698657103       6,849    364,477   SH          SOLE                      364,477
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
RUBY TUESDAY INC      COM             781182100      21,396  1,984,807   SH          SOLE                    1,984,807
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SILGAN HOLDINGS INC   COM             827048109      22,003    537,054   SH          SOLE                      537,054
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SONIC AUTOMOTIVE INC  COM CL A        83545G102      36,629  2,500,300   SH          SOLE                    2,500,300
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SUSSER HLDGS CORP     COM             869233106       5,392    342,977   SH          SOLE                      342,977
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
THERAVANCE INC        COM             88338T104      14,514    653,495   SH          SOLE                      653,495
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
UNITED ONLINE INC     COM             911268100      25,692  4,260,750   SH          SOLE                    4,260,750
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
VODAFONE GROUP PLC
NEW                   SPONS ADR NEW   92857W209      24,905    932,059   SH          SOLE                      932,059
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
